UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended   December 31, 2011
                                              ---------------------

Check here if Amendment [  ]; Amendment Number:
                                                --------

  This Amendment (Check only one.):      [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Platinum Grove Asset Management, L.P.
               -----------------------------------------
Address:         287 Bowman Avenue
               -----------------------------------------
                 Purchase, NY, 10577
               -----------------------------------------


Form 13F File Number:   28-10667
                      ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Michael R. Schwenk
               -----------------------------------------
Title:           General Counsel
               -----------------------------------------
Phone:           (914) 690-2103
               -----------------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael R. Schwenk          Purchase, NY          February 13, 2012
-----------------------------   ------------------     ------------------------
       [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                             FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                      0
                                             ----------------------

Form 13F Information Table Entry Total:                 0
                                             ----------------------

Form 13F Information Table Value Total:                 $0
                                             ----------------------
                                                   (thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE



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                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  --------------------------
                       TITLE                   VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
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



















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